Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent, Total	0.10%	0.00%	1.80%	12.80%
Income Tax Expense (Benefit), Total	$ 823	$ 0	$ (19,524)	$ (238,929)	$ (210,000)	$ (172,000)
Unrecognized Tax Benefits, Ending Balance	0		0		$ 0
Approximation [Member]
Income Tax Expense (Benefit), Total	$ 1,000	$ 0	$ 19,000	$ 239,000